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AMERICAS
US Legal Services

Maria Stewart
Paralegal
(860) 723-2234
Fax: (860) 723-2215

Maria.stewart@us.ing.com

May 5, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attn: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: IRA & SEP - Individual Deferred Variable Annuity Contracts for Individual Retirement Annuities (Section 408(b)) and Simplified Employee Pension Plans (Section 408(k))
File Nos. 33-75988* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement, Prospectus and Statement of Additional Information dated April 29, 2005 contained in Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 36 which was declared effective on April 29, 2005. The text of Post-Effective Amendment No. 36 was filed electronically on April 15, 2005.

If you have any questions regarding this submission, please call the undersigned at 860-723-2234.

Sincerely,

/s/ Maria Stewart

Maria Stewart

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 33-75972; 33-76024; and
33-89858.

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Company